UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014




[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

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        SEMIANNUAL REPORT
        USAA S&P 500 INDEX FUND
        MEMBER SHARES o REWARD SHARES
        JUNE 30, 2014

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL              [PHOTO OF BROOKS ENGLEHARDT]
THAN THE MARKET'S INITIAL EXPECTATIONS."

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AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

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uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER COMMENTARY                                                            2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENT(S)                                                        51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER COMMENTARY ON THE FUND

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o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING
  PERIOD?

  The Fund closely tracked its benchmark, the broad-based S&P 500(R) Index (the Index), for the period ended June 30, 2014. The Fund's Member Shares and Reward Shares returned 6.98% and 7.07%, respectively, during the reporting period, versus the Index which returned 7.14%. The Index is a group of large-company U.S. stocks that is not available for direct investment.

o WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

  Global stocks showed positive returns during the first half of 2014 and U.S. large cap stocks tended to outperform non-U.S. markets. The S&P 500 is constructed to reflect the performance of the broad U.S. large cap market segment. Small caps lagged large caps in the U.S., as the S&P 500 outperformed the S&P 600, an index of U.S. small cap stocks, which returned 3.22% in the first 6 months of 2014, and within the large cap universe, growth stocks tended to outperform value stocks.

  At the beginning of 2014, markets battled several negative headlines and had slightly positive returns. U.S. economic data for the first quarter was disappointing, as an exceptionally cold winter hindered economic growth substantially. The U.S. Federal Reserve continued to taper its asset purchase program, though it appeared that an actual increase in short-term interest rates was not imminent. Several geopolitical risks also emerged during the period. Investors worried about the potential for Russian involvement following a period of unrest and a change in government. The conflict in the Ukraine escalated quickly, and several western governments, including the United States, began to introduce a range of economic sanctions against Russia. Volatility remained somewhat

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2  | USAA S&P 500 INDEX FUND

================================================================================

  muted despite the unrest, and there was little evidence of increased investor worry even as tensions rose in the Middle East. The equity markets generally shrugged off these geopolitical worries, apparently focusing instead on positive corporate earnings results. Additionally, an increase in corporate activity, including mergers and acquisitions, boosted equity returns.

o PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE PERIOD.

  All sectors showed positive performance in the first half of the year.
  The top performing sector in the Index was Utilities, returning 18.65%. The next best performing sector was Energy, which returned 12.98%. The worst performing sectors in the Index were Consumer Discretionary, which returned 0.60%, and Industrials, which returned 4.00%.

o WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2014?

  We don't manage the Fund according to a given outlook for the stock markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

  Thank you for your investment in the Fund.

  INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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                                             MANAGER COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES) (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                              6/30/14               12/31/13
--------------------------------------------------------------------------------
Net Assets                                $2.69 Billion        $2.57 Billion
Net Asset Value Per Share                     $27.98               $26.39

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14*
--------------------------------------------------------------------------------
   12/31/13 - 6/30/14**          1 YEAR            5 YEARS          10 YEARS
          6.98%                  24.28%             18.54%            7.55%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 12/31/13***
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT         0.30%        AFTER REIMBURSEMENT         0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Returns for the Member Shares exclude the account maintenance fee.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Member Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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4  | USAA S&P 500 INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                    USAA S&P 500
                                                     INDEX FUND
                       S&P 500 INDEX               MEMBER SHARES
 6/30/2004               $10,000.00                  $10,000.00
 7/31/2004                 9,669.03                    9,667.44
 8/31/2004                 9,708.14                    9,702.45
 9/30/2004                 9,813.29                    9,803.60
10/31/2004                 9,963.21                    9,955.86
11/30/2004                10,366.33                   10,354.10
12/31/2004                10,719.08                   10,702.43
 1/31/2005                10,457.81                   10,442.98
 2/28/2005                10,677.88                   10,661.16
 3/31/2005                10,488.80                   10,471.21
 4/30/2005                10,289.87                   10,269.96
 5/31/2005                10,617.28                   10,595.52
 6/30/2005                10,632.35                   10,609.07
 7/31/2005                11,027.75                   11,001.33
 8/31/2005                10,927.13                   10,900.30
 9/30/2005                11,015.64                   10,986.92
10/31/2005                10,832.00                   10,801.91
11/30/2005                11,241.69                   11,207.73
12/31/2005                11,245.54                   11,212.70
 1/31/2006                11,543.36                   11,506.51
 2/28/2006                11,574.68                   11,536.49
 3/31/2006                11,718.76                   11,679.09
 4/30/2006                11,876.11                   11,829.60
 5/31/2006                11,534.30                   11,492.47
 6/30/2006                11,549.94                   11,505.65
 7/31/2006                11,621.18                   11,572.15
 8/31/2006                11,897.69                   11,844.23
 9/30/2006                12,204.29                   12,148.50
10/31/2006                12,601.98                   12,543.13
11/30/2006                12,841.62                   12,779.91
12/31/2006                13,021.76                   12,954.61
 1/31/2007                13,218.69                   13,149.78
 2/28/2007                12,960.15                   12,893.62
 3/31/2007                13,105.11                   13,035.04
 4/30/2007                13,685.60                   13,610.84
 5/31/2007                14,163.16                   14,082.50
 6/30/2007                13,927.87                   13,849.71
 7/31/2007                13,496.03                   13,419.21
 8/31/2007                13,698.34                   13,616.01
 9/30/2007                14,210.64                   14,125.38
10/31/2007                14,436.69                   14,347.73
11/30/2007                13,833.14                   13,742.45
12/31/2007                13,737.17                   13,643.96
 1/31/2008                12,913.19                   12,824.58
 2/29/2008                12,493.70                   12,408.68
 3/31/2008                12,439.75                   12,348.37
 4/30/2008                13,045.60                   12,953.31
 5/31/2008                13,214.58                   13,115.46
 6/30/2008                12,100.54                   12,008.53
 7/31/2008                11,998.82                   11,908.25
 8/31/2008                12,172.38                   12,077.47
 9/30/2008                11,087.73                   10,995.48
10/31/2008                 9,225.57                    9,149.25
11/30/2008                 8,563.60                    8,487.63
12/31/2008                 8,654.71                    8,577.66
 1/31/2009                 7,925.24                    7,853.86
 2/28/2009                 7,081.38                    7,015.78
 3/31/2009                 7,701.67                    7,630.64
 4/30/2009                 8,438.79                    8,359.19
 5/31/2009                 8,910.80                    8,825.72
 6/30/2009                 8,928.48                    8,844.57
 7/31/2009                 9,603.80                    9,512.57
 8/31/2009                 9,950.54                    9,853.00
 9/30/2009                10,321.85                   10,218.42
10/31/2009                10,130.10                   10,024.89
11/30/2009                10,737.74                   10,624.84
12/31/2009                10,945.14                   10,831.66
 1/31/2010                10,551.40                   10,442.73
 2/28/2010                10,878.26                   10,760.36
 3/31/2010                11,534.70                   11,412.27
 4/30/2010                11,716.81                   11,587.94
 5/31/2010                10,781.21                   10,657.52
 6/30/2010                10,216.84                   10,096.90
 7/31/2010                10,932.66                   10,802.71
 8/31/2010                10,439.11                   10,312.57
 9/30/2010                11,370.75                   11,229.76
10/31/2010                11,803.40                   11,656.37
11/30/2010                11,804.91                   11,656.37
12/31/2010                12,593.85                   12,435.80
 1/31/2011                12,892.34                   12,725.93
 2/28/2011                13,334.02                   13,161.12
 3/31/2011                13,339.33                   13,158.37
 4/30/2011                13,734.37                   13,549.67
 5/31/2011                13,578.91                   13,390.50
 6/30/2011                13,352.56                   13,169.27
 7/31/2011                13,081.04                   12,896.16
 8/31/2011                12,370.45                   12,190.07
 9/30/2011                11,500.82                   11,331.88
10/31/2011                12,757.78                   12,570.16
11/30/2011                12,729.59                   12,536.69
12/31/2011                12,859.80                   12,662.39
 1/31/2012                13,436.12                   13,227.25
 2/29/2012                14,017.12                   13,798.84
 3/31/2012                14,478.42                   14,246.79
 4/30/2012                14,387.54                   14,158.93
 5/31/2012                13,522.84                   13,300.61
 6/30/2012                14,080.01                   13,849.18
 7/31/2012                14,275.57                   14,039.36
 8/31/2012                14,597.09                   14,351.80
 9/30/2012                14,974.31                   14,721.95
10/31/2012                14,697.81                   14,442.11
11/30/2012                14,783.08                   14,524.01
12/31/2012                14,917.82                   14,657.03
 1/31/2013                15,690.49                   15,413.66
 2/28/2013                15,903.49                   15,615.43
 3/31/2013                16,499.92                   16,193.17
 4/30/2013                16,817.82                   16,504.58
 5/31/2013                17,211.22                   16,888.41
 6/30/2013                16,980.09                   16,657.47
 7/31/2013                17,844.11                   17,515.42
 8/31/2013                17,327.31                   16,991.93
 9/30/2013                17,870.69                   17,522.39
10/31/2013                18,692.16                   18,325.84
11/30/2013                19,261.79                   18,880.94
12/31/2013                19,749.42                   19,350.96
 1/31/2014                19,066.60                   18,676.36
 2/28/2014                19,938.78                   19,526.95
 3/31/2014                20,106.38                   19,687.81
 4/30/2014                20,255.01                   19,827.81
 5/31/2014                20,730.48                   20,292.00
 6/30/2014                21,158.72                   20,701.28

                                   [END CHART]

               Data from 6/30/04 to 6/30/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded U.S. stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES) (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                      6/30/14                     12/31/13
--------------------------------------------------------------------------------
Net Assets                         $2.03 Billion               $1.83 Billion
Net Asset Value Per Share              $27.99                      $26.39

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
  12/31/13 - 6/30/14*           1 YEAR            5 YEARS           10 YEARS
         7.07%                  24.44%             18.69%             7.68%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/13**
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT         0.20%       AFTER REIMBURSEMENT          0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.15% of the Reward Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               USAA S&P 500
                                                INDEX FUND
                       S&P 500 INDEX          REWARD SHARES
 6/30/2004               $10,000.00             $10,000.00
 7/31/2004                 9,669.03               9,667.44
 8/31/2004                 9,708.14               9,702.45
 9/30/2004                 9,813.29               9,807.52
10/31/2004                 9,963.21               9,953.99
11/30/2004                10,366.33              10,358.24
12/31/2004                10,719.08              10,707.30
 1/31/2005                10,457.81              10,447.73
 2/28/2005                10,677.88              10,666.01
 3/31/2005                10,488.80              10,476.58
 4/30/2005                10,289.87              10,281.14
 5/31/2005                10,617.28              10,606.87
 6/30/2005                10,632.35              10,617.12
 7/31/2005                11,027.75              11,015.63
 8/31/2005                10,927.13              10,914.52
 9/30/2005                11,015.64              10,998.20
10/31/2005                10,832.00              10,813.00
11/30/2005                11,241.69              11,225.21
12/31/2005                11,245.54              11,227.15
 1/31/2006                11,543.36              11,521.34
 2/28/2006                11,574.68              11,551.36
 3/31/2006                11,718.76              11,696.83
 4/30/2006                11,876.11              11,853.59
 5/31/2006                11,534.30              11,509.92
 6/30/2006                11,549.94              11,526.35
 7/31/2006                11,621.18              11,599.03
 8/31/2006                11,897.69              11,871.59
 9/30/2006                12,204.29              12,179.32
10/31/2006                12,601.98              12,574.75
11/30/2006                12,841.62              12,812.01
12/31/2006                13,021.76              12,990.45
 1/31/2007                13,218.69              13,186.07
 2/28/2007                12,960.15              12,929.32
 3/31/2007                13,105.11              13,068.04
 4/30/2007                13,685.60              13,651.43
 5/31/2007                14,163.16              14,124.29
 6/30/2007                13,927.87              13,888.18
 7/31/2007                13,496.03              13,456.48
 8/31/2007                13,698.34              13,660.00
 9/30/2007                14,210.64              14,167.78
10/31/2007                14,436.69              14,390.80
11/30/2007                13,833.14              13,789.89
12/31/2007                13,737.17              13,694.80
 1/31/2008                12,913.19              12,872.74
 2/29/2008                12,493.70              12,449.25
 3/31/2008                12,439.75              12,397.98
 4/30/2008                13,045.60              12,998.79
 5/31/2008                13,214.58              13,167.77
 6/30/2008                12,100.54              12,061.40
 7/31/2008                11,998.82              11,954.44
 8/31/2008                12,172.38              12,130.61
 9/30/2008                11,087.73              11,049.04
10/31/2008                 9,225.57               9,188.55
11/30/2008                 8,563.60               8,530.42
12/31/2008                 8,654.71               8,618.29
 1/31/2009                 7,925.24               7,897.44
 2/28/2009                 7,081.38               7,055.39
 3/31/2009                 7,701.67               7,669.63
 4/30/2009                 8,438.79               8,408.33
 5/31/2009                 8,910.80               8,877.24
 6/30/2009                 8,928.48               8,893.16
 7/31/2009                 9,603.80               9,564.83
 8/31/2009                 9,950.54               9,913.58
 9/30/2009                10,321.85              10,278.51
10/31/2009                10,130.10              10,090.33
11/30/2009                10,737.74              10,693.80
12/31/2009                10,945.14              10,899.75
 1/31/2010                10,551.40              10,508.38
 2/28/2010                10,878.26              10,834.52
 3/31/2010                11,534.70              11,488.11
 4/30/2010                11,716.81              11,664.95
 5/31/2010                10,781.21              10,734.90
 6/30/2010                10,216.84              10,168.35
 7/31/2010                10,932.66              10,885.73
 8/31/2010                10,439.11              10,392.12
 9/30/2010                11,370.75              11,320.18
10/31/2010                11,803.40              11,749.98
11/30/2010                11,804.91              11,749.98
12/31/2010                12,593.85              12,533.83
 1/31/2011                12,892.34              12,826.25
 2/28/2011                13,334.02              13,264.86
 3/31/2011                13,339.33              13,273.80
 4/30/2011                13,734.37              13,661.65
 5/31/2011                13,578.91              13,507.84
 6/30/2011                13,352.56              13,282.12
 7/31/2011                13,081.04              13,006.67
 8/31/2011                12,370.45              12,301.25
 9/30/2011                11,500.82              11,432.59
10/31/2011                12,757.78              12,681.87
11/30/2011                12,729.59              12,654.86
12/31/2011                12,859.80              12,778.88
 1/31/2012                13,436.12              13,355.73
 2/29/2012                14,017.12              13,925.79
 3/31/2012                14,478.42              14,388.00
 4/30/2012                14,387.54              14,292.49
 5/31/2012                13,522.84              13,432.89
 6/30/2012                14,080.01              13,983.25
 7/31/2012                14,275.57              14,175.27
 8/31/2012                14,597.09              14,490.74
 9/30/2012                14,974.31              14,868.18
10/31/2012                14,697.81              14,592.46
11/30/2012                14,783.08              14,675.18
12/31/2012                14,917.82              14,806.13
 1/31/2013                15,690.49              15,570.46
 2/28/2013                15,903.49              15,781.56
 3/31/2013                16,499.92              16,370.36
 4/30/2013                16,817.82              16,685.03
 5/31/2013                17,211.22              17,072.88
 6/30/2013                16,980.09              16,835.02
 7/31/2013                17,844.11              17,702.12
 8/31/2013                17,327.31              17,180.39
 9/30/2013                17,870.69              17,713.56
10/31/2013                18,692.16              18,525.77
11/30/2013                19,261.79              19,086.93
12/31/2013                19,749.42              19,567.31
 1/31/2014                19,066.60              18,892.58
 2/28/2014                19,938.78              19,752.68
 3/31/2014                20,106.38              19,912.47
 4/30/2014                20,255.01              20,061.51
 5/31/2014                20,730.48              20,523.56
 6/30/2014                21,158.72              20,950.18

                                   [END CHART]

               Data from 6/30/04 to 6/30/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index (see page 5 for the benchmark definition).

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                          o TOP 10 EQUITY HOLDINGS o
                                AS OF 6/30/14
                              (% of Net Assets)

Apple, Inc. ...........................................................  3.1%
Exxon Mobil Corp. .....................................................  2.4%
Microsoft Corp. .......................................................  1.8%
Johnson & Johnson .....................................................  1.7%
General Electric Co. ..................................................  1.5%
Wells Fargo & Co. .....................................................  1.4%
Chevron Corp. .........................................................  1.4%
Berkshire Hathaway, Inc. "B" ..........................................  1.3%
JPMorgan Chase & Co. ..................................................  1.2%
Procter & Gamble Co. ..................................................  1.2%

You will find a complete list of securities that the Fund owns on pages 9-29.

                       o SECTOR ALLOCATION* - 6/30/14 o

                       [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                  18.4%
FINANCIALS                                                              15.7%
HEALTH CARE                                                             13.0%
CONSUMER DISCRETIONARY                                                  11.6%
ENERGY                                                                  10.6%
INDUSTRIALS                                                             10.2%
CONSUMER STAPLES                                                         9.3%
MATERIALS                                                                3.4%
UTILITIES                                                                3.1%
TELECOMMUNICATION SERVICES                                               2.3%

* Excludes money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               COMMON STOCKS (97.6%)

               CONSUMER DISCRETIONARY (11.6%)
               ------------------------------
               ADVERTISING (0.1%)
     111,646   Interpublic Group of Companies, Inc.                              $    2,178
      68,686   Omnicom Group, Inc.                                                    4,892
                                                                                 ----------
                                                                                      7,070
                                                                                 ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
      73,075   Coach, Inc.                                                            2,498
      12,560   Fossil Group, Inc.*                                                    1,313
      47,789   Michael Kors Holding LTD*                                              4,236
      21,969   PVH Corp.                                                              2,562
      15,651   Ralph Lauren Corp.                                                     2,515
      43,193   Under Armour, Inc. "A"*                                                2,569
      90,803   VF Corp.                                                               5,721
                                                                                 ----------
                                                                                     21,414
                                                                                 ----------
               APPAREL RETAIL (0.4%)
      68,245   Gap, Inc.                                                              2,837
      64,937   L Brands, Inc.                                                         3,809
      55,835   Ross Stores, Inc.                                                      3,692
     185,258   TJX Companies, Inc.                                                    9,847
      27,043   Urban Outfitters, Inc.*                                                  916
                                                                                 ----------
                                                                                     21,101
                                                                                 ----------
               AUTO PARTS & EQUIPMENT (0.4%)
      60,754   BorgWarner, Inc.                                                       3,961
      73,101   Delphi Automotive plc                                                  5,025
     175,791   Johnson Controls, Inc.                                                 8,777
                                                                                 ----------
                                                                                     17,763
                                                                                 ----------
               AUTOMOBILE MANUFACTURERS (0.6%)
   1,045,670   Ford Motor Co.                                                        18,027
     347,729   General Motors Co.                                                    12,623
                                                                                 ----------
                                                                                     30,650
                                                                                 ----------
               AUTOMOTIVE RETAIL (0.3%)
      16,359   AutoNation, Inc.*                                                        976
       8,775   AutoZone, Inc.*                                                        4,706

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
      58,822   CarMax, Inc.*                                                     $    3,059
      27,936   O'Reilly Automotive, Inc.*                                             4,207
                                                                                 ----------
                                                                                     12,948
                                                                                 ----------
               BROADCASTING (0.3%)
     139,751   CBS Corp. "B"                                                          8,684
      57,673   Discovery Communications, Inc. "A"*                                    4,284
      28,380   Scripps Networks Interactive "A"                                       2,303
                                                                                 ----------
                                                                                     15,271
                                                                                 ----------
               CABLE & SATELLITE (1.3%)
      56,858   Cablevision Systems Corp. "A"                                          1,003
     687,456   Comcast Corp. "A"                                                     36,903
     123,903   DIRECTV*                                                              10,533
      73,679   Time Warner Cable, Inc.                                               10,853
                                                                                 ----------
                                                                                     59,292
                                                                                 ----------
               CASINOS & GAMING (0.1%)
      21,311   Wynn Resorts Ltd.                                                      4,423
                                                                                 ----------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
      72,048   Best Buy Co., Inc.                                                     2,234
      30,631   GameStop Corp. "A"                                                     1,240
                                                                                 ----------
                                                                                      3,474
                                                                                 ----------
               CONSUMER ELECTRONICS (0.1%)
      32,552   Garmin Ltd.                                                            1,982
      18,195   Harman International Industries, Inc.                                  1,955
                                                                                 ----------
                                                                                      3,937
                                                                                 ----------
               DEPARTMENT STORES (0.2%)
      51,645   Kohl's Corp.                                                           2,721
      95,382   Macy's, Inc.                                                           5,534
      36,890   Nordstrom, Inc.                                                        2,506
                                                                                 ----------
                                                                                     10,761
                                                                                 ----------
               DISTRIBUTORS (0.1%)
      40,539   Genuine Parts Co.                                                      3,559
                                                                                 ----------
               EDUCATION SERVICES (0.0%)
       1,154   Graham Holdings Company "B"                                              829
                                                                                 ----------
               FOOTWEAR (0.3%)
     194,742   NIKE, Inc. "B"                                                        15,102
                                                                                 ----------
               GENERAL MERCHANDISE STORES (0.4%)
      80,227   Dollar General Corp.*                                                  4,602
      54,676   Dollar Tree, Inc.*                                                     2,978

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
      25,257   Family Dollar Stores, Inc.                                        $    1,670
     167,564   Target Corp.                                                           9,710
                                                                                 ----------
                                                                                     18,960
                                                                                 ----------
               HOME FURNISHINGS (0.1%)
      36,192   Leggett & Platt, Inc.                                                  1,241
      16,029   Mohawk Industries, Inc.*                                               2,217
                                                                                 ----------
                                                                                      3,458
                                                                                 ----------
               HOME IMPROVEMENT RETAIL (0.9%)
     361,810   Home Depot, Inc.                                                      29,292
     263,798   Lowe's Companies, Inc.                                                12,660
                                                                                 ----------
                                                                                     41,952
                                                                                 ----------
               HOMEBUILDING (0.1%)
      76,535   D.R. Horton, Inc.                                                      1,881
      46,249   Lennar Corp. "A"                                                       1,941
      90,954   PulteGroup, Inc.                                                       1,834
                                                                                 ----------
                                                                                      5,656
                                                                                 ----------
               HOMEFURNISHING RETAIL (0.1%)
      53,987   Bed Bath & Beyond, Inc.*                                               3,098
                                                                                 ----------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
     115,732   Carnival Corp.                                                         4,357
      58,099   Marriott International, Inc. "A"                                       3,724
      50,674   Starwood Hotels & Resorts Worldwide, Inc.                              4,096
      33,709   Wyndham Worldwide Corp.                                                2,552
                                                                                 ----------
                                                                                     14,729
                                                                                 ----------
               HOUSEHOLD APPLIANCES (0.1%)
      20,465   Whirlpool Corp.                                                        2,849
                                                                                 ----------
               HOUSEWARES & SPECIALTIES (0.0%)
      73,431   Newell Rubbermaid, Inc.                                                2,276
                                                                                 ----------
               INTERNET RETAIL (1.3%)
      98,569   Amazon.com, Inc.*                                                     32,013
      27,033   Expedia, Inc.                                                          2,129
      15,854   Netflix, Inc.*                                                         6,985
      13,866   Priceline.com, Inc.*                                                  16,681
      29,330   TripAdvisor, Inc.*                                                     3,187
                                                                                 ----------
                                                                                     60,995
                                                                                 ----------
               LEISURE PRODUCTS (0.1%)
      30,745   Hasbro, Inc.                                                           1,631
      89,577   Mattel, Inc.                                                           3,491
                                                                                 ----------
                                                                                      5,122
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               MOTORCYCLE MANUFACTURERS (0.1%)
      57,709   Harley-Davidson, Inc.                                             $    4,031
                                                                                 ----------
               MOVIES & ENTERTAINMENT (1.7%)
     233,226   Time Warner, Inc.                                                     16,384
     506,312   Twenty-First Centry Fox, Inc.                                         17,797
     103,456   Viacom, Inc. "B"                                                       8,973
     425,869   Walt Disney Co.                                                       36,514
                                                                                 ----------
                                                                                     79,668
                                                                                 ----------
               PUBLISHING (0.1%)
      59,525   Gannett Co., Inc.                                                      1,863
     133,320   News Corp. "A"*                                                        2,392
                                                                                 ----------
                                                                                      4,255
                                                                                 ----------
               RESTAURANTS (1.2%)
       8,256   Chipotle Mexican Grill, Inc.*                                          4,892
      35,370   Darden Restaurants, Inc.                                               1,637
     261,337   McDonald's Corp.                                                      26,327
     198,962   Starbucks Corp.                                                       15,396
     116,545   Yum! Brands, Inc.                                                      9,463
                                                                                 ----------
                                                                                     57,715
                                                                                 ----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
      72,551   H&R Block, Inc.                                                        2,432
                                                                                 ----------
               SPECIALTY STORES (0.2%)
      26,258   PetSmart, Inc.                                                         1,570
     170,546   Staples, Inc.                                                          1,849
      29,460   Tiffany & Co.                                                          2,953
      36,597   Tractor Supply Company                                                 2,211
                                                                                 ----------
                                                                                      8,583
                                                                                 ----------
               TIRES & RUBBER (0.0%)
      72,558   Goodyear Tire & Rubber Co.                                             2,016
                                                                                 ----------
               Total Consumer Discretionary                                         545,389
                                                                                 ----------

               CONSUMER STAPLES (9.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
     173,029   Archer-Daniels-Midland Co.                                             7,632
                                                                                 ----------
               BREWERS (0.1%)
      42,341   Molson Coors Brewing Co. "B"                                           3,140
                                                                                 ----------
               DISTILLERS & VINTNERS (0.2%)
      43,094   Brown-Forman Corp. "B"                                                 4,058
      44,641   Constellation Brands, Inc. "A"*                                        3,934
                                                                                 ----------
                                                                                      7,992
                                                                                 ----------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               DRUG RETAIL (0.9%)
     309,259   CVS Caremark Corp.                                                $   23,309
     232,204   Walgreen Co.                                                          17,213
                                                                                 ----------
                                                                                     40,522
                                                                                 ----------
               FOOD DISTRIBUTORS (0.1%)
     155,325   Sysco Corp.                                                            5,817
                                                                                 ----------
               FOOD RETAIL (0.3%)
     134,874   Kroger Co.                                                             6,667
      60,607   Safeway, Inc.                                                          2,081
      96,690   Whole Foods Market, Inc.                                               3,735
                                                                                 ----------
                                                                                     12,483
                                                                                 ----------
               HOUSEHOLD PRODUCTS (1.8%)
      34,215   Clorox Co.                                                             3,127
     229,824   Colgate-Palmolive Co.                                                 15,670
      99,464   Kimberly-Clark Corp.                                                  11,062
     715,509   Procter & Gamble Co.(f)                                               56,232
                                                                                 ----------
                                                                                     86,091
                                                                                 ----------
               HYPERMARKETS & SUPER CENTERS (1.0%)
     115,746   Costco Wholesale Corp.                                                13,329
     426,542   Wal-Mart Stores, Inc.(f)                                              32,021
                                                                                 ----------
                                                                                     45,350
                                                                                 ----------
               PACKAGED FOODS & MEAT (1.4%)
      47,851   Campbell Soup Co.                                                      2,192
     111,983   ConAgra Foods, Inc.                                                    3,324
     162,334   General Mills, Inc.                                                    8,529
      39,508   Hershey Co.                                                            3,847
      35,685   Hormel Foods Corp.                                                     1,761
      27,245   J.M. Smucker Co.                                                       2,904
      67,530   Kellogg Co.                                                            4,437
      33,567   Keurig Green Mountain, Inc.                                            4,183
     157,057   Kraft Foods Group, Inc. "A"                                            9,416
      34,631   McCormick & Co., Inc.                                                  2,479
      53,603   Mead Johnson Nutrition Co.                                             4,994
     447,816   Mondelez International, Inc. Companies                                16,842
      72,786   Tyson Foods, Inc. "A"                                                  2,732
                                                                                 ----------
                                                                                     67,640
                                                                                 ----------
               PERSONAL PRODUCTS (0.1%)
     114,371   Avon Products, Inc.                                                    1,671
      66,519   Estee Lauder Companies, Inc. "A"                                       4,940
                                                                                 ----------
                                                                                      6,611
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               SOFT DRINKS (1.8%)
     999,374   Coca-Cola Co.                                                     $   42,333
      61,502   Coca-Cola Enterprises, Inc.                                            2,938
      51,961   Dr Pepper Snapple Group, Inc.                                          3,044
      35,613   Monster Beverage Corp.*                                                2,530
     400,793   PepsiCo, Inc.                                                         35,807
                                                                                 ----------
                                                                                     86,652
                                                                                 ----------
               TOBACCO (1.4%)
     524,806   Altria Group, Inc.                                                    22,011
      96,118   Lorillard, Inc.                                                        5,860
     415,791   Philip Morris International, Inc.                                     35,055
      82,704   Reynolds American, Inc.                                                4,991
                                                                                 ----------
                                                                                     67,917
                                                                                 ----------
               Total Consumer Staples                                               437,847
                                                                                 ----------
               ENERGY (10.6%)
               --------------
               COAL & CONSUMABLE FUELS (0.1%)
      60,352   CONSOL Energy, Inc.                                                    2,780
      70,857   Peabody Energy Corp.                                                   1,159
                                                                                 ----------
                                                                                      3,939
                                                                                 ----------
               INTEGRATED OIL & GAS (4.4%)
     503,433   Chevron Corp.                                                         65,723
   1,135,656   Exxon Mobil Corp.(f)                                                 114,338
      69,868   Hess Corp.                                                             6,909
     207,795   Occidental Petroleum Corp.                                            21,326
                                                                                 ----------
                                                                                    208,296
                                                                                 ----------
               OIL & GAS DRILLING (0.4%)
      18,071   Diamond Offshore Drilling, Inc.                                          897
      62,162   Ensco plc "A"                                                          3,454
      28,778   Helmerich & Payne, Inc.                                                3,342
      69,893   Nabors Industries Ltd.                                                 2,053
      67,047   Noble Corporation PLC                                                  2,250
      32,738   Rowan Companies plc "A"                                                1,045
      90,263   Transocean, Ltd.                                                       4,065
                                                                                 ----------
                                                                                     17,106
                                                                                 ----------
               OIL & GAS EQUIPMENT & SERVICES (1.7%)
     115,126   Baker Hughes, Inc.                                                     8,571
      53,757   Cameron International Corp.*                                           3,640
      62,237   FMC Technologies, Inc.*                                                3,801
     223,329   Halliburton Co.                                                       15,858

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
     113,512   National Oilwell Varco, Inc.                                      $    9,348
     344,255   Schlumberger Ltd.                                                     40,605
                                                                                 ----------
                                                                                     81,823
                                                                                 ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.8%)
     133,570   Anadarko Petroleum Corp.                                              14,622
     102,035   Apache Corp.                                                          10,267
     110,894   Cabot Oil & Gas Corp.                                                  3,786
     133,108   Chesapeake Energy Corp.                                                4,137
      23,033   Cimarex Energy Co.(f)                                                  3,304
     324,719   ConocoPhillips                                                        27,838
      91,819   Denbury Resources, Inc.                                                1,695
     101,481   Devon Energy Corp.                                                     8,058
     144,549   EOG Resources, Inc.                                                   16,892
      40,165   EQT Corp.                                                              4,294
     178,924   Marathon Oil Corp.                                                     7,143
      44,574   Murphy Oil Corp.                                                       2,963
      36,135   Newfield Exploration Co.*                                              1,597
      94,762   Noble Energy, Inc.                                                     7,340
      37,842   Pioneer Natural Resources Co.                                          8,696
      48,227   QEP Resources, Inc.                                                    1,664
      44,646   Range Resources Corp.                                                  3,882
      92,918   Southwestern Energy Co.*                                               4,227
                                                                                 ----------
                                                                                    132,405
                                                                                 ----------
               OIL & GAS REFINING & MARKETING (0.6%)
      76,350   Marathon Petroleum Corp.                                               5,961
     149,681   Phillips 66                                                           12,039
      34,012   Tesoro Corp.                                                           1,995
     141,143   Valero Energy Corp.                                                    7,071
                                                                                 ----------
                                                                                     27,066
                                                                                 ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     177,367   Kinder Morgan, Inc.                                                    6,431
      54,755   ONEOK, Inc.                                                            3,728
     177,720   Spectra Energy Corp.                                                   7,550
     195,302   Williams Companies, Inc.                                              11,368
                                                                                 ----------
                                                                                     29,077
                                                                                 ----------
               Total Energy                                                         499,712
                                                                                 ----------
               FINANCIALS (15.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
      50,382   Ameriprise Financial, Inc.                                             6,046
     301,952   Bank of New York Mellon Corp., Inc.                                   11,317

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
      33,104   BlackRock, Inc.                                                   $   10,580
     106,558   Franklin Resources, Inc.                                               6,163
     114,125   Invesco Ltd.                                                           4,308
      26,976   Legg Mason, Inc.                                                       1,384
      56,079   Northern Trust Corp.(c)                                                3,601
     113,733   State Street Corp.                                                     7,650
      69,750   T. Rowe Price Group, Inc.                                              5,888
      14,622   Affiliated Managers Group, Inc.                                        3,003
                                                                                 ----------
                                                                                     59,940
                                                                                 ----------
               CONSUMER FINANCE (1.0%)
     240,548   American Express Co.                                                  22,821
     151,423   Capital One Financial Corp.                                           12,508
     123,157   Discover Financial Services                                            7,633
     112,886   Navient Corp.                                                          1,999
                                                                                 ----------
                                                                                     44,961
                                                                                 ----------
               DIVERSIFIED BANKS (4.8%)
   2,782,007   Bank of America Corp.(f)                                              42,760
     803,352   Citigroup, Inc.                                                       37,838
      47,971   Comerica, Inc.                                                         2,406
   1,000,881   JPMorgan Chase & Co.                                                  57,671
     479,824   U.S. Bancorp                                                          20,786
   1,267,512   Wells Fargo & Co.                                                     66,620
                                                                                 ----------
                                                                                    228,081
                                                                                 ----------
               HEALTH CARE REITs (0.3%)
     120,819   HCP, Inc.                                                              5,000
      81,215   Health Care REIT, Inc.                                                 5,090
      77,510   Ventas, Inc.                                                           4,968
                                                                                 ----------
                                                                                     15,058
                                                                                 ----------
               HOTEL & RESORT REITs (0.1%)
     200,791   Host Hotels & Resorts, Inc.                                            4,419
                                                                                 ----------
               INSURANCE BROKERS (0.3%)
      78,454   Aon plc                                                                7,068
     145,541   Marsh & McLennan Companies, Inc.                                       7,542
                                                                                 ----------
                                                                                     14,610
                                                                                 ----------
               INVESTMENT BANKING & BROKERAGE (0.8%)
     309,943   Charles Schwab Corp.                                                   8,347
      75,452   E*TRADE Financial Corp.*                                               1,604
     110,041   Goldman Sachs Group, Inc.                                             18,425
     370,979   Morgan Stanley                                                        11,994
                                                                                 ----------
                                                                                     40,370
                                                                                 ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (1.0%)
     120,007   AFLAC, Inc.                                                       $    7,470
      69,433   Lincoln National Corp.                                                 3,572
     297,680   MetLife, Inc.                                                         16,539
      72,277   Principal Financial Group, Inc.                                        3,648
     122,450   Prudential Financial, Inc.                                            10,870
      23,497   Torchmark Corp.                                                        1,925
      68,237   Unum Group                                                             2,372
                                                                                 ----------
                                                                                     46,396
                                                                                 ----------
               MULTI-LINE INSURANCE (0.7%)
     382,575   American International Group, Inc.                                    20,881
      13,675   American International Group, Inc.*                                        -
      19,028   Assurant, Inc.                                                         1,247
     130,199   Genworth Financial, Inc. "A"*                                          2,266
     119,109   Hartford Financial Services Group, Inc.                                4,265
      80,274   Loews Corp.                                                            3,533
                                                                                 ----------
                                                                                     32,192
                                                                                 ----------
               MULTI-SECTOR HOLDINGS (1.3%)
     476,086   Berkshire Hathaway, Inc. "B"*                                         60,253
      84,120   Leucadia National Corp.                                                2,206
                                                                                 ----------
                                                                                     62,459
                                                                                 ----------
               PROPERTY & CASUALTY INSURANCE (0.8%)
      89,376   ACE Ltd.                                                               9,268
     114,839   Allstate Corp.                                                         6,743
      64,657   Chubb Corp.                                                            5,960
      39,025   Cincinnati Financial Corp.                                             1,875
     143,860   Progressive Corp.                                                      3,648
      91,929   Travelers Companies, Inc.                                              8,648
      71,153   XL Group plc                                                           2,329
                                                                                 ----------
                                                                                     38,471
                                                                                 ----------
               REAL ESTATE SERVICES (0.0%)
      73,098   CBRE Group, Inc.*                                                      2,342
                                                                                 ----------
               REGIONAL BANKS (1.0%)
     190,242   BB&T Corp.                                                             7,501
     224,174   Fifth Third Bancorp                                                    4,786
     218,891   Huntington Bancshares, Inc.                                            2,088
     234,050   KeyCorp                                                                3,354
      34,913   M&T Bank Corp.                                                         4,331
     141,337   PNC Financial Services Group, Inc.                                    12,586
     365,279   Regions Financial Corp.                                                3,879

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
     141,078   SunTrust Banks, Inc.                                              $    5,652
      48,270   Zions Bancorp                                                          1,423
                                                                                 ----------
                                                                                     45,600
                                                                                 ----------
               REITs - DIVERSIFIED (0.1%)
      46,243   Vornado Realty Trust                                                   4,935
                                                                                 ----------
               REITs - INDUSTRIAL (0.1%)
     131,637   Prologis, Inc.                                                         5,409
                                                                                 ----------
               REITs - OFFICE (0.1%)
      40,611   Boston Properties, Inc.                                                4,799
                                                                                 ----------
               REITs - RESIDENTIAL (0.3%)
      37,983   Apartment Investment & Management Co. "A"                              1,225
      32,406   AvalonBay Communities, Inc.                                            4,608
      88,964   Equity Residential Properties Trust                                    5,605
      16,564   Essex Property Trust, Inc.                                             3,063
                                                                                 ----------
                                                                                     14,501
                                                                                 ----------
               REITs - RETAIL (0.5%)
     137,338   General Growth Properties, Inc.                                        3,236
     108,399   Kimco Realty Corp.                                                     2,491
      37,012   The Macerich Company                                                   2,470
      82,167   Simon Property Group, Inc.                                            13,663
                                                                                 ----------
                                                                                     21,860
                                                                                 ----------
               REITs - SPECIALIZED (0.6%)
     104,678   American Tower Corp.                                                   9,419
      88,025   Crown Castle International Corp.                                       6,537
      46,503   Plum Creek Timber Co., Inc.                                            2,097
      38,369   Public Storage                                                         6,574
     155,539   Weyerhaeuser Co.                                                       5,147
                                                                                 ----------
                                                                                     29,774
                                                                                 ----------
               SPECIALIZED FINANCE (0.5%)
      83,785   CME Group, Inc.                                                        5,945
      30,521   Intercontinental Exchange Group, Inc.(f)                               5,765
      72,074   McGraw-Hill Companies, Inc.                                            5,984
      49,670   Moody's Corp.                                                          4,354
      30,728   Nasdaq OMX Group, Inc.                                                 1,187
                                                                                 ----------
                                                                                     23,235
                                                                                 ----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
     123,879   Hudson City Bancorp, Inc.                                              1,218
      81,941   People's United Financial, Inc.                                        1,243
                                                                                 ----------
                                                                                      2,461
                                                                                 ----------
               Total Financials                                                     741,873
                                                                                 ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               HEALTH CARE (13.0%)
               -------------------
               BIOTECHNOLOGY (2.5%)
      52,389   Alexion Pharmaceuticals, Inc.*                                    $    8,186
     200,157   Amgen, Inc.                                                           23,693
      62,718   Biogen Idec, Inc.*                                                    19,776
     211,738   Celgene Corp.*                                                        18,184
     406,085   Gilead Sciences, Inc.*                                                33,668
      21,071   Regeneron Parmaceuticals, Inc.*                                        5,952
      62,837   Vertex Pharmaceuticals, Inc.*                                          5,949
                                                                                 ----------
                                                                                    115,408
                                                                                 ----------
               HEALTH CARE DISTRIBUTORS (0.5%)
      59,648   AmerisourceBergen Corp.                                                4,334
      90,271   Cardinal Health, Inc.                                                  6,189
      60,982   McKesson Corp.                                                        11,356
      21,368   Patterson Companies, Inc.                                                844
                                                                                 ----------
                                                                                     22,723
                                                                                 ----------
               HEALTH CARE EQUIPMENT (2.0%)
     397,118   Abbott Laboratories                                                   16,242
     143,678   Baxter International, Inc.                                            10,388
      51,204   Becton, Dickinson & Co.                                                6,058
     348,260   Boston Scientific Corp.*                                               4,447
      20,104   C.R. Bard, Inc.                                                        2,875
      54,879   CareFusion Corp.*                                                      2,434
     119,228   Covidien plc                                                          10,752
      28,184   Edwards Lifesciences Corp.*                                            2,419
      10,178   Intuitive Surgical, Inc.*                                              4,191
     264,234   Medtronic, Inc.                                                       16,848
      75,456   St. Jude Medical, Inc.                                                 5,225
      78,236   Stryker Corp.                                                          6,597
      27,269   Varian Medical Systems, Inc.*                                          2,267
      44,576   Zimmer Holdings, Inc.                                                  4,630
                                                                                 ----------
                                                                                     95,373
                                                                                 ----------
               HEALTH CARE FACILITIES (0.0%)
      25,523   Tenet Healthcare Corp.*                                                1,198
                                                                                 ----------
               HEALTH CARE SERVICES (0.5%)
      47,098   DaVita HealthCare Partners, Inc.*                                      3,406
     204,283   Express Scripts Holding Company*                                      14,163
      22,459   Laboratory Corp. of America Holdings*                                  2,300
      38,124   Quest Diagnostics, Inc.                                                2,237
                                                                                 ----------
                                                                                     22,106
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (0.0%)
      37,104   DENTSPLY International, Inc.                                      $    1,757
                                                                                 ----------
               HEALTH CARE TECHNOLOGY (0.1%)
      77,876   Cerner Corp.*                                                          4,017
                                                                                 ----------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
      87,774   Agilent Technologies, Inc.                                             5,042
      29,579   PerkinElmer, Inc.                                                      1,385
     105,527   Thermo Fisher Scientific, Inc.                                        12,452
      22,433   Waters Corp.*                                                          2,343
                                                                                 ----------
                                                                                     21,222
                                                                                 ----------
               MANAGED HEALTH CARE (1.0%)
      94,526   Aetna, Inc.                                                            7,664
      71,055   CIGNA Corp.                                                            6,535
      41,054   Humana, Inc.                                                           5,244
     259,124   UnitedHealth Group, Inc.                                              21,183
      73,885   WellPoint, Inc.                                                        7,951
                                                                                 ----------
                                                                                     48,577
                                                                                 ----------
               PHARMACEUTICALS (6.0%)
     420,551   AbbVie, Inc.                                                          23,736
      49,212   Actavis plc*                                                          10,977
      78,569   Allergan, Inc.                                                        13,295
     438,269   Bristol-Myers Squibb Co.                                              21,260
     260,555   Eli Lilly and Co.                                                     16,199
      62,777   Forest Laboratories, Inc.*                                             6,215
      44,101   Hospira, Inc.*                                                         2,266
     748,159   Johnson & Johnson                                                     78,272
     772,834   Merck & Co., Inc.                                                     44,708
      98,888   Mylan, Inc.*                                                           5,099
      35,559   Perrigo Company PLC                                                    5,183
   1,686,868   Pfizer, Inc.(f)                                                       50,066
     132,814   Zoetis, Inc.                                                           4,286
                                                                                 ----------
                                                                                    281,562
                                                                                 ----------
               Total Health Care                                                    613,943
                                                                                 ----------
               INDUSTRIALS (10.2%)
               -------------------
               AEROSPACE & DEFENSE (2.6%)
     177,406   Boeing Co.                                                            22,571
      86,126   General Dynamics Corp.                                                10,038
     207,050   Honeywell International, Inc.                                         19,245
      23,013   L-3 Communications Holdings, Inc.                                      2,779
      70,510   Lockheed Martin Corp.                                                 11,333

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
      56,637   Northrop Grumman Corp.                                            $    6,775
      38,184   Precision Castparts Corp.                                              9,638
      82,796   Raytheon Co.                                                           7,638
      35,757   Rockwell Collins, Inc.                                                 2,794
      74,372   Textron, Inc.                                                          2,848
     222,980   United Technologies Corp.                                             25,743
                                                                                 ----------
                                                                                    121,402
                                                                                 ----------
               AGRICULTURAL & FARM MACHINERY (0.2%)
      96,265   Deere & Co.                                                            8,717
                                                                                 ----------
               AIR FREIGHT & LOGISTICS (0.7%)
      39,094   C.H. Robinson Worldwide, Inc.                                          2,494
      51,980   Expeditors International of Washington, Inc.                           2,296
      73,490   FedEx Corp.                                                           11,125
     186,541   United Parcel Service, Inc. "B"                                       19,150
                                                                                 ----------
                                                                                     35,065
                                                                                 ----------
               AIRLINES (0.3%)
     224,864   Delta Air Lines, Inc.                                                  8,707
     182,404   Southwest Airlines Co.                                                 4,899
                                                                                 ----------
                                                                                     13,606
                                                                                 ----------
               BUILDING PRODUCTS (0.1%)
      23,720   Allegion Public Ltd.                                                   1,344
      94,261   Masco Corp.                                                            2,093
                                                                                 ----------
                                                                                      3,437
                                                                                 ----------
               CONSTRUCTION & ENGINEERING (0.1%)
      42,187   Fluor Corp.                                                            3,244
      34,851   Jacobs Engineering Group, Inc.*                                        1,857
      57,295   Quanta Services, Inc.*                                                 1,981
                                                                                 ----------
                                                                                      7,082
                                                                                 ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     165,089   Caterpillar, Inc.                                                     17,940
      45,265   Cummins, Inc.                                                          6,984
      26,334   Joy Global, Inc.                                                       1,622
      94,023   PACCAR, Inc.                                                           5,907
                                                                                 ----------
                                                                                     32,453
                                                                                 ----------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
      26,613   Cintas Corp.                                                           1,691
      45,313   Iron Mountain, Inc.                                                    1,606
                                                                                 ----------
                                                                                      3,297
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
      65,146   Ametek, Inc.                                                      $    3,406
     126,075   Eaton Corp. plc                                                        9,731
     185,839   Emerson Electric Co.                                                  12,332
      36,608   Rockwell Automation, Inc.                                              4,582
                                                                                 ----------
                                                                                     30,051
                                                                                 ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      71,324   Republic Services, Inc.                                                2,708
      22,517   Stericycle, Inc.*                                                      2,667
     114,896   Waste Management, Inc.                                                 5,139
                                                                                 ----------
                                                                                     10,514
                                                                                 ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      36,410   Robert Half International, Inc.                                        1,738
                                                                                 ----------
               INDUSTRIAL CONGLOMERATES (2.3%)
     164,410   3M Co.                                                                23,550
     159,144   Danaher Corp.                                                         12,529
   2,651,801   General Electric Co.                                                  69,689
      26,447   Roper Industries, Inc.                                                 3,862
                                                                                 ----------
                                                                                    109,630
                                                                                 ----------
               INDUSTRIAL MACHINERY (0.8%)
      44,098   Dover Corp.                                                            4,011
      36,299   Flowserve Corp.                                                        2,699
     100,493   Illinois Tool Works, Inc.                                              8,799
      66,456   Ingersoll-Rand plc                                                     4,154
      29,042   Pall Corp.                                                             2,480
      39,250   Parker-Hannifin Corp.                                                  4,935
      51,261   Pentair plc                                                            3,697
      15,311   Snap-On, Inc.                                                          1,814
      41,088   Stanley Black & Decker, Inc.                                           3,608
      48,611   Xylem, Inc.                                                            1,900
                                                                                 ----------
                                                                                     38,097
                                                                                 ----------
               OFFICE SERVICES & SUPPLIES (0.0%)
      52,752   Pitney Bowes, Inc.                                                     1,457
                                                                                 ----------
               RAILROADS (0.9%)
     264,890   CSX Corp.                                                              8,161
      29,143   Kansas City Southern                                                   3,133
      82,013   Norfolk Southern Corp.                                                 8,450
     239,574   Union Pacific Corp.                                                   23,898
                                                                                 ----------
                                                                                     43,642
                                                                                 ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               RESEARCH & CONSULTING SERVICES (0.2%)
       9,884   Dun & Bradstreet Corp.                                            $    1,089
      32,076   Equifax, Inc.                                                          2,327
      79,788   Nielsen Holdings N.V.                                                  3,863
                                                                                 ----------
                                                                                      7,279
                                                                                 ----------
               SECURITY & ALARM SERVICES (0.2%)
      46,109   ADT Corp.                                                              1,611
     122,037   Tyco International Ltd.                                                5,565
                                                                                 ----------
                                                                                      7,176
                                                                                 ----------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
      71,850   Fastenal Co.                                                           3,556
      16,110   W.W. Grainger, Inc.                                                    4,096
                                                                                 ----------
                                                                                      7,652
                                                                                 ----------
               TRUCKING (0.0%)
      14,097   Ryder System, Inc.                                                     1,242
                                                                                 ----------
               Total Industrials                                                    483,537
                                                                                 ----------

               INFORMATION TECHNOLOGY (18.4%)
               ------------------------------
               APPLICATION SOFTWARE (0.6%)
     122,310   Adobe Systems, Inc.*                                                   8,851
      60,683   Autodesk, Inc.*                                                        3,422
      43,138   Citrix Systems, Inc.*                                                  2,698
      75,341   Intuit, Inc.                                                           6,067
     149,349   salesforce.com, Inc.*                                                  8,674
                                                                                 ----------
                                                                                     29,712
                                                                                 ----------
               COMMUNICATIONS EQUIPMENT (1.7%)
   1,354,021   Cisco Systems, Inc.                                                   33,647
      19,934   F5 Networks, Inc.*                                                     2,222
      28,038   Harris Corp.                                                           2,124
     124,601   Juniper Networks, Inc.*                                                3,058
      60,259   Motorola Solutions, Inc.                                               4,011
     446,333   QUALCOMM, Inc.                                                        35,350
                                                                                 ----------
                                                                                     80,412
                                                                                 ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
      14,337   Alliance Data Systems Corp.*                                           4,032
     127,496   Automatic Data Processing, Inc.                                       10,108
      38,260   Computer Sciences Corp.                                                2,418
      75,850   Fidelity National Information Services, Inc.                           4,152
      65,934   Fiserv, Inc.*                                                          3,977
     265,703   MasterCard, Inc. "A"                                                  19,521
      85,487   Paychex, Inc.                                                          3,553
      43,648   Total System Services, Inc.                                            1,371

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
     132,918   Visa, Inc. "A"                                                    $   28,007
     144,063   Western Union Co.                                                      2,498
     288,865   Xerox Corp.                                                            3,594
                                                                                 ----------
                                                                                     83,231
                                                                                 ----------
               ELECTRONIC COMPONENTS (0.2%)
      41,645   Amphenol Corp. "A"                                                     4,012
     346,793   Corning, Inc.                                                          7,612
                                                                                 ----------
                                                                                     11,624
                                                                                 ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      37,080   FLIR Systems, Inc.                                                     1,288
                                                                                 ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
      48,717   Jabil Circuit, Inc.                                                    1,018
     108,152   TE Connectivity Ltd.                                                   6,688
                                                                                 ----------
                                                                                      7,706
                                                                                 ----------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
      83,168   Electronic Arts, Inc.*                                                 2,983
                                                                                 ----------
               INTERNET SOFTWARE & SERVICES (3.1%)
      46,765   Akamai Technologies, Inc.*                                             2,856
     301,625   eBay, Inc.*                                                           15,099
     454,705   Facebook, Inc. "A"*                                                   30,597
      74,912   Google, Inc. "C"*                                                     43,095
      74,912   Google, Inc. "A"*                                                     43,799
      33,070   VeriSign, Inc.*                                                        1,614
     247,452   Yahoo!, Inc.*                                                          8,693
                                                                                 ----------
                                                                                    145,753
                                                                                 ----------
               IT CONSULTING & OTHER SERVICES (1.5%)
     167,687   Accenture plc "A"                                                     13,556
     160,913   Cognizant Technology Solutions Corp. "A"*                              7,870
     251,592   International Business Machines Corp.                                 45,606
      41,908   Teradata Corp.*                                                        1,685
                                                                                 ----------
                                                                                     68,717
                                                                                 ----------
               SEMICONDUCTOR EQUIPMENT (0.3%)
     321,947   Applied Materials, Inc.                                                7,260
      43,852   KLA-Tencor Corp.                                                       3,185
      42,541   Lam Research Corp.                                                     2,875
                                                                                 ----------
                                                                                     13,320
                                                                                 ----------
               SEMICONDUCTORS (2.0%)
      82,478   Altera Corp.                                                           2,867
      83,160   Analog Devices, Inc.                                                   4,496
      66,585   Avago Technologies Ltd.                                                4,799

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
     146,956   Broadcom Corp. "A"                                                $    5,455
      18,715   First Solar, Inc.*                                                     1,330
   1,316,339   Intel Corp.                                                           40,675
      62,067   Linear Technology Corp.                                                2,921
      53,341   Microchip Technology, Inc.                                             2,603
     283,068   Micron Technology, Inc.*                                               9,327
     148,424   NVIDIA Corp.                                                           2,752
     285,345   Texas Instruments, Inc.                                               13,637
      71,562   Xilinx, Inc.                                                           3,386
                                                                                 ----------
                                                                                     94,248
                                                                                 ----------
               SYSTEMS SOFTWARE (2.7%)
      84,980   CA, Inc.                                                               2,442
   1,988,405   Microsoft Corp.(f)                                                    82,917
     907,781   Oracle Corp.                                                          36,792
      49,896   Red Hat, Inc.*                                                         2,758
     183,684   Symantec Corp.                                                         4,206
                                                                                 ----------
                                                                                    129,115
                                                                                 ----------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.2%)
   1,594,523   Apple, Inc.(f)                                                       148,179
     541,274   EMC Corp.                                                             14,257
     494,846   Hewlett-Packard Co.                                                   16,666
      87,200   NetApp, Inc.                                                           3,185
      59,856   SanDisk Corp.                                                          6,251
      86,535   Seagate Technology plc                                                 4,917
      55,409   Western Digital Corp.                                                  5,114
                                                                                 ----------
                                                                                    198,569
                                                                                 ----------
               Total Information Technology                                         866,678
                                                                                 ----------
               MATERIALS (3.4%)
               ----------------
               ALUMINUM (0.1%)
     311,725   Alcoa, Inc.                                                            4,642
                                                                                 ----------
               COMMODITY CHEMICALS (0.2%)
     110,183   LyondellBasell Industrues N.V.                                        10,759
                                                                                 ----------
               CONSTRUCTION MATERIALS (0.1%)
      34,343   Vulcan Materials Co.                                                   2,189
                                                                                 ----------
               DIVERSIFIED CHEMICALS (0.8%)
     318,431   Dow Chemical Co.                                                      16,387
     242,884   E.I. du Pont de Nemours & Co.                                         15,894
      39,548   Eastman Chemical Co.                                                   3,455
      35,598   FMC Corp.                                                              2,534
                                                                                 ----------
                                                                                     38,270
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               DIVERSIFIED METALS & MINING (0.2%)
     274,781   Freeport-McMoRan Copper & Gold, Inc.                              $   10,030
                                                                                 ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      13,709   CF Industries Holdings, Inc.                                           3,297
     138,623   Monsanto Co.                                                          17,292
      85,577   Mosaic Co.                                                             4,232
                                                                                 ----------
                                                                                     24,821
                                                                                 ----------
               GOLD (0.1%)
     131,683   Newmont Mining Corp.                                                   3,350
                                                                                 ----------
               INDUSTRIAL GASES (0.4%)
      56,150   Air Products & Chemicals, Inc.                                         7,222
      17,570   Airgas, Inc.                                                           1,913
      77,460   Praxair, Inc.                                                         10,290
                                                                                 ----------
                                                                                     19,425
                                                                                 ----------
               METAL & GLASS CONTAINERS (0.1%)
      37,058   Ball Corp.                                                             2,323
      42,941   Owens-Illinois, Inc.*                                                  1,487
                                                                                 ----------
                                                                                      3,810
                                                                                 ----------
               PAPER PACKAGING (0.1%)
      25,193   Avery Dennison Corp.                                                   1,291
      26,763   Bemis Co., Inc.                                                        1,088
      44,396   MeadWestvaco Corp.                                                     1,965
      51,721   Sealed Air Corp.                                                       1,768
                                                                                 ----------
                                                                                      6,112
                                                                                 ----------
               PAPER PRODUCTS (0.1%)
     114,536   International Paper Co.                                                5,781
                                                                                 ----------
               SPECIALTY CHEMICALS (0.6%)
      71,279   Ecolab, Inc.                                                           7,936
      21,400   International Flavors & Fragrances, Inc.                               2,232
      36,679   PPG Industries, Inc.                                                   7,708
      22,428   Sherwin-Williams Co.                                                   4,640
      31,433   Sigma-Aldrich Corp.                                                    3,190
                                                                                 ----------
                                                                                     25,706
                                                                                 ----------
               STEEL (0.1%)
      28,423   Allegheny Technologies, Inc.                                           1,282
      83,741   Nucor Corp.                                                            4,124
      38,482   United States Steel Corp.                                              1,002
                                                                                 ----------
                                                                                      6,408
                                                                                 ----------
               Total Materials                                                      161,303
                                                                                 ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (2.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   1,372,383   AT&T, Inc.(f)                                                     $   48,527
     152,150   CenturyLink, Inc.                                                      5,508
     263,291   Frontier Communications Corp.                                          1,538
   1,095,093   Verizon Communications, Inc.                                          53,583
     158,620   Windstream Holdings, Inc.                                              1,580
                                                                                 ----------
                                                                                    110,736
                                                                                 ----------
               Total Telecommunication Services                                     110,736
                                                                                 ----------
               UTILITIES (3.1%)
               ----------------
               ELECTRIC UTILITIES (1.7%)
     129,247   American Electric Power Co., Inc.                                      7,208
      85,933   Edison International                                                   4,994
      47,592   Entergy Corp.                                                          3,907
     227,084   Exelon Corp.                                                           8,284
     111,551   FirstEnergy Corp.                                                      3,873
     115,359   NextEra Energy, Inc.                                                  11,822
      83,085   Northeast Utilities                                                    3,927
      66,576   Pepco Holdings, Inc.                                                   1,830
      29,076   Pinnacle West Capital Corp.                                            1,682
     167,405   PPL Corp.                                                              5,948
     235,662   Southern Co.                                                          10,694
     133,252   Xcel Energy, Inc.                                                      4,295
                                                                                 ----------
                                                                                     68,464
                                                                                 ----------
               GAS UTILITIES (0.1%)
      31,625   AGL Resources, Inc.                                                    1,740
                                                                                 ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     173,849   AES Corp.                                                              2,704
      89,228   NRG Energy, Inc.                                                       3,319
                                                                                 ----------
                                                                                      6,023
                                                                                 ----------
               MULTI-UTILITIES (1.2%)
      64,055   Ameren Corp.                                                           2,619
     113,206   CenterPoint Energy, Inc.                                               2,891
      70,537   CMS Energy Corp.                                                       2,197
      77,941   Consolidated Edison, Inc.                                              4,500
     153,915   Dominion Resources, Inc.                                              11,008
      46,579   DTE Energy Co.                                                         3,627
     187,037   Duke Energy Corp.                                                     13,876
      20,957   Integrys Energy Group, Inc.                                            1,491
      83,707   NiSource, Inc.                                                         3,293

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES      SECURITY                                                               (000)
-------------------------------------------------------------------------------------------
     122,986   PG&E Corp.                                                        $    5,906
     133,256   Public Service Enterprise Group, Inc.                                  5,435
      37,356   SCANA Corp.                                                            2,010
      60,375   Sempra Energy                                                          6,322
      54,108   TECO Energy, Inc.                                                      1,000
      59,314   Wisconsin Energy Corp.                                                 2,783
                                                                                 ----------
                                                                                     68,958
                                                                                 ----------
               Total Utilities                                                      145,185
                                                                                 ----------
               Total Common Stocks (cost: $2,675,037)                             4,606,203
                                                                                 ----------
               MONEY MARKET INSTRUMENTS (2.4%)

               MONEY MARKET FUND (2.3%)
 106,910,780   Northern Institutional Funds - Diversified Assets
                  Portfolio, 0.01%(a),(d)                                           106,911
                                                                                 ----------

-------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (0.1%)
      $7,014   0.04%, 10/02/14(b),(e)                                                 7,014
                                                                                 ----------
               Total Money Market Instruments (cost: $113,925)                      113,925
                                                                                 ----------

               TOTAL INVESTMENTS (COST: $2,788,962)                              $4,720,128
                                                                                 ==========

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)               (LEVEL 2)          (LEVEL 3)
                                         QUOTED PRICES       OTHER SIGNIFICANT        SIGNIFICANT
                                     IN ACTIVE MARKETS              OBSERVABLE       UNOBSERVABLE
                                  FOR IDENTICAL ASSETS                  INPUTS             INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                            $4,606,203                      $-                 $-       $4,606,203
Money Market Instruments:
   Money Market Fund                           106,911                       -                  -          106,911
   U.S. Treasury Bills                           7,014                       -                  -            7,014
Other financial instruments(1)                   1,172                       -                  -            1,172
------------------------------------------------------------------------------------------------------------------
Total                                       $4,721,300                      $-                 $-       $4,721,300
------------------------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments reflected in the notes to portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  REIT - Real estate investment trust

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

  (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

  (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
      (NTI), which is the subadviser of the Fund.

  (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

  (e) Security with a value of $7,014,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

  (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2014.


                                                                      VALUE AT
                                                                      JUNE 30,     UNREALIZED
TYPE OF FUTURE              EXPIRATION        CONTRACTS   POSITION      2014      APPRECIATION
------------------------------------------------------------------------------------------------
E-mini S&P 500
 Index Futures         September 19, 2014       1,182       Long    $115,387,000    $1,172,000

       * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,788,962)          $4,720,128
   Receivables:
      Capital shares sold                                                        2,858
      USAA Asset Management Company (Note 6D)                                      115
      Dividends and interest                                                     4,878
      Other                                                                         17
   Variation margin on futures contracts                                            24
                                                                            ----------
          Total assets                                                       4,728,020
                                                                            ----------
LIABILITIES
   Payables:
      Securities purchased                                                       4,509
      Capital shares redeemed                                                    5,023
   Accrued management fees                                                         398
   Accrued administration and servicing fees                                         6
   Accrued transfer agent's fees                                                    47
   Other accrued expenses and payables                                             118
                                                                            ----------
          Total liabilities                                                     10,101
                                                                            ----------
              Net assets applicable to capital shares outstanding           $4,717,919
                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $2,817,901
   Accumulated undistributed net investment income                               1,104
   Accumulated net realized loss on investments and futures transactions       (33,424)
   Net unrealized appreciation of investments and futures contracts          1,932,338
                                                                            ----------
              Net assets applicable to capital shares outstanding           $4,717,919
                                                                            ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,686,676/96,007 shares outstanding)    $    27.98
                                                                            ==========
      Reward Shares (net assets of $2,031,243/72,575 shares outstanding)    $    27.99
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                   $ 44,122
   Interest                                                                          15
                                                                               --------
         Total income                                                            44,137
                                                                               --------
EXPENSES
   Management fees                                                                2,210
   Administration and servicing fees:
      Member Shares                                                                 767
      Reward Shares                                                                 559
   Transfer agent's fees:
      Member Shares                                                               1,368
      Reward Shares                                                                  82
   Custody and accounting fees:
      Member Shares                                                                  13
      Reward Shares                                                                   9
   Postage:
      Member Shares                                                                  65
      Reward Shares                                                                   3
   Shareholder reporting fees:
      Member Shares                                                                  41
      Reward Shares                                                                   2
   Trustees' fees                                                                    11
   Registration fees:
      Member Shares                                                                  29
      Reward Shares                                                                  32
   Professional fees                                                                118
   Other                                                                             55
                                                                               --------
         Total expenses                                                           5,364
   Expenses reimbursed:
      Member Shares                                                                (459)
      Reward Shares                                                                (294)
                                                                               --------
         Net expenses                                                             4,611
                                                                               --------
NET INVESTMENT INCOME                                                            39,526
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                 2,232
      Futures transactions                                                       10,874
   Change in net unrealized appreciation/depreciation of:
      Investments                                                               261,038
      Futures contracts                                                          (3,260)
                                                                               --------
         Net realized and unrealized gain                                       270,884
                                                                               --------
   Increase in net assets resulting from operations                            $310,410
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and year ended
December 31, 2013

-----------------------------------------------------------------------------------------------
                                                                      6/30/2014      12/31/2013
-----------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                             $   39,526      $   72,874
   Net realized gain(loss) on investments                                 2,232         (49,133)
   Net realized gain on futures transactions                             10,874          14,236
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       261,038       1,019,633
      Futures contracts                                                  (3,260)          4,402
                                                                     --------------------------
         Increase in net assets resulting from operations               310,410       1,062,012
                                                                     --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                     (23,423)        (41,086)
      Reward Shares                                                     (18,261)        (28,088)
                                                                     --------------------------
         Distributions to shareholders                                  (41,684)        (69,174)
                                                                     --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
      Member Shares                                                     (40,100)       (155,609)
      Reward Shares                                                      84,890         277,372
                                                                     --------------------------
         Total net increase in net assets
            from capital share transactions                              44,790         121,763
                                                                     --------------------------
      Capital contribution from USAA Transfer Agency Company:
         Reward Shares                                                        -              11
                                                                     --------------------------
   Net increase in net assets                                           313,516       1,114,612

NET ASSETS
   Beginning of period                                                4,404,403       3,289,791
                                                                     --------------------------
   End of period                                                     $4,717,919      $4,404,403
                                                                     ==========================
Accumulated undistributed net investment income:
   End of period                                                     $    1,104      $    3,262
                                                                     ==========================

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

      fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

   to the trade. The Fund's derivative agreements held at June 30, 2014, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2014*
   (IN THOUSANDS)

                                    ASSET DERIVATIVES                  LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
DERIVATIVES NOT          STATEMENT OF                               STATEMENT OF
ACCOUNTED                ASSETS AND                                 ASSETS AND
FOR AS HEDGING           LIABILITIES                                LIABILITIES
INSTRUMENTS              LOCATION                  FAIR VALUE       LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts         Net unrealized             $1,172**        -                      $-
                         appreciation of
                         investments and
                         futures contracts
---------------------------------------------------------------------------------------------------

   *For open derivative instruments as of June 30, 2014, see the notes to portfolio of investments, which also is indicative of activity for the six-month period ended June 30, 2014.

   **Includes cumulative appreciation (depreciation) of futures as reported on the notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2014
   (IN THOUSANDS)

                                                                   CHANGE IN
                                                                   UNREALIZED
DERIVATIVES NOT                                    REALIZED      APPRECIATION
ACCOUNTED FOR AS       STATEMENT OF                GAIN ON       (DEPRECIATION)
HEDGING INSTRUMENTS    OPERATIONS LOCATION         DERIVATIVES   ON DERIVATIVES
--------------------------------------------------------------------------------
Equity contracts       Net realized gain on          $10,874       $(3,260)
                       futures transactions/
                       Change in net unrealized
                       appreciation/depreciation
                       of futures contracts
--------------------------------------------------------------------------------

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

   The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2014, the Fund paid CAPCO facility fees of $12,000, which represents 6.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards of $26,539,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the six-month period ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remains open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2014, were $137,258,000 and $56,195,000, respectively.

As of June 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $2,112,817,000 and $181,651,000, respectively, resulting in net unrealized appreciation of $1,931,166,000.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                      SIX-MONTH
                                    PERIOD ENDED             YEAR ENDED
                                    JUNE 30, 2014         DECEMBER 31, 2013
-----------------------------------------------------------------------------
                                 SHARES       AMOUNT     SHARES      AMOUNT
                                ---------------------------------------------
MEMBER SHARES:
Shares sold                       8,456     $ 224,806     16,621    $ 388,805
Shares issued from reinvested
  dividends                         848        22,977      1,697       40,074
Shares redeemed                 (10,750)     (287,883)   (24,918)    (584,488)
                                ---------------------------------------------
Net decrease from capital
  share transactions             (1,446)    $ (40,100)    (6,600)   $(155,609)
                                =============================================
REWARD SHARES:
Shares sold                       8,264     $ 221,882     19,506    $ 459,343
Shares issued from
  reinvested dividends              644        17,473      1,135       26,883
Shares redeemed                  (5,765)     (154,465)    (8,907)    (208,854)
                                ---------------------------------------------
Net increase from capital
  share transactions              3,143     $  84,890     11,734    $ 277,372
                                =============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2014, the Fund incurred management fees, paid or payable to the Manager, of $2,210,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2014, the Manager incurred subadvisory fees, paid or payable to NTI, of $258,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2014, NTI remitted $2,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2014, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $767,000 and $559,000, respectively.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2014, the Fund reimbursed the Manager $58,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION - The Manager agreed, through May 1, 2015, to limit the total annual operating expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2014, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $459,000 and $294,000, respectively, of which $115,000 in total was receivable from the Manager.

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2014, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $16,000 and $12,000, respectively.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out of pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,368,000 and $82,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund's Reward Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Equity Fund                                            0.1
USAA Cornerstone Conservative Fund                                      0.0*
USAA Target Retirement Income Fund                                      0.2
USAA Target Retirement 2020 Fund                                        0.4
USAA Target Retirement 2030 Fund                                        1.1
USAA Target Retirement 2040 Fund                                        1.4
USAA Target Retirement 2050 Fund                                        0.8
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.01%

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                       YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                                  2014           2013           2012            2011           2010            2009
                            ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    26.39     $    20.34     $    18.83      $    18.86     $    16.71      $    13.51
                            ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .23            .44            .41             .39            .30             .30
  Net realized and
    unrealized gain (loss)        1.60           6.02           2.54            (.05)          2.15            3.20
                            ---------------------------------------------------------------------------------------
Total from investment
  operations                      1.83           6.46           2.95             .34           2.45            3.50
                            ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.24)          (.41)          (.43)           (.37)          (.30)           (.30)
  Realized capital gains             -              -          (1.01)              -              -               -
                            ---------------------------------------------------------------------------------------
Total distributions               (.24)          (.41)         (1.44)           (.37)          (.30)           (.30)
                            ---------------------------------------------------------------------------------------
Net asset value at end
  of period                 $    27.98     $    26.39     $    20.34      $    18.83     $    18.86      $    16.71
                            =======================================================================================
Total return (%)*                 6.98          32.03          15.75            1.82          14.81           26.28
Net assets at end of
  period (000)              $2,686,676     $2,571,828     $2,116,203      $1,967,983     $2,021,901      $1,831,645
Ratios to average
  net assets:**
  Expenses (%)                     .25(b)         .25(a)         .25(a)          .25(a)         .25(a)          .25(a)
  Expenses, excluding
    reimbursements (%)             .29(b)         .30(a)         .32(a)          .33(a)         .36(a)          .40(a)
  Net investment
    income (%)                    1.74(b)        1.85           2.06            2.03           1.75            2.11
Portfolio turnover (%)               1              3              4               3              4               5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $2,592,702,000.
(a) Reflects total annual operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                                JUNE 30,                           YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                                  2014           2013           2012           2011               2010         2009
                            ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    26.39     $    20.34     $    18.83     $    18.86         $    16.71     $  13.51
                            ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .24            .45            .43            .40                .33          .32
  Net realized and
    unrealized gain (loss)        1.62           6.04           2.54           (.04)              2.15         3.20
                            ---------------------------------------------------------------------------------------
Total from investment
  operations                      1.86           6.49           2.97            .36               2.48         3.52
                            ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.26)          (.44)          (.45)          (.39)              (.33)        (.32)
  Realized capital gains             -              -          (1.01)             -                  -            -
                            ---------------------------------------------------------------------------------------
Total distributions               (.26)          (.44)         (1.46)          (.39)              (.33)        (.32)
                            ---------------------------------------------------------------------------------------
Net asset value at end
  of period                 $    27.99     $    26.39     $    20.34     $    18.83         $    18.86     $  16.71
                            =======================================================================================
Total return (%)*                 7.07          32.16          15.86           1.96              14.99        26.47
Net assets at end of
  period (000)              $2,031,243     $1,832,575     $1,173,588     $1,316,754         $1,159,476     $894,035
Ratios to average
  net assets:**
  Expenses (%)                     .15(c)         .15(a)         .15(a)         .13(a),(b)         .09(a)       .09(a)
  Expenses, excluding
    reimbursements (%)             .18(c)         .20(a)         .27(a)         .24(a)             .24(a)       .23(a)
  Net investment
    income (%)                    1.83(c)        1.95           2.15           2.14               1.92         2.26
Portfolio turnover (%)               1              3              4              3                  4            5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $1,890,730,000.
(a) Reflects total annual operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their annual average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their annual average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2014 -
                                       JANUARY 1, 2014         JUNE 30, 2014          JUNE 30, 2014
                                       ---------------------------------------------------------------
MEMBER SHARES
Actual                                    $1,000.00             $1,069.80                 $1.28

Hypothetical
 (5% return before expenses)               1,000.00              1,023.55                  1.25

REWARD SHARES
Actual                                     1,000.00              1,070.70                  0.77

Hypothetical
 (5% return before expenses)               1,000.00              1,024.05                  0.75

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.98% for Member Shares and 7.07% for Reward Shares for the six-month period of January 1, 2014, through June 30, 2014.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense group

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

and its expense universe for the Member Shares and for the Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and lower than its Lipper index for the one- and three-year periods ended December 31, 2013, and was above the average of its performance universe and equal to its Lipper index for the five-year period ended December 31, 2013. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the percentile performance

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

ranking of the Fund's Member Shares was in the top 35% of its performance universe for the one-year period ended December 31, 2013, and was in the top 30% of its performance universe for the three-, and five-year periods ended December 31, 2013, and that the percentile performance ranking for the Fund's Reward Shares was in the top 20% of its performance universe for the one- and three-year periods ended December 31, 2013, and was in the top 15% of its performance universe for the five-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include:
(i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's.
The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

SUBADVISORY FEES AND FUND PERFORMANCE - The Board noted that the Subadviser reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, and five-year periods ended December 31, 2013, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          The Northern Trust Company
ACCOUNTING AGENT                       50 S. LaSalle St.
                                       Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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    28651-0814                               (C)2014, USAA. All rights reserved.






ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.